Submission	Apr. 03, 2025
Submission [Line Items]
Central Index Key	0000730708
Registrant Name	SEACOAST BANKING CORP OF FLORIDA
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES